Equity (Details Narrative) - USD ($) $ in Thousands				6 Months Ended		12 Months Ended
	Apr. 16, 2026	Nov. 27, 2025	Jan. 29, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Share capital net of issuance costs				$ 107,101,000		$ 107,101,000
Cancellation of treasury shares			155,764,169
Cancellation capital reserve			$ 2,000
Profit retention reserve			$ 1,116,000
Dividends amount	$ 7,507,000
Dividends exceed		$ 50		$ 1,846,000	$ 2,083,000	6,040,000
Additional dividends proposed	$ 1,467,000
Dividends distributed rate		10.00%
Description of approved anticipation of dividends				On May 11, 2026, Petrobras’s Board of Directors approved the distribution of remuneration to shareholders in the amount of US$ 1,845 or R$ 9,034 million (US$ 0.1431 per outstanding common and preferred shares, or R$ 0.7010), based on the net income for the three-month period ended March 31, 2026, considering the application of the Shareholder Remuneration Policy formula
Reduction of income tax expense				$ 617,000
Unclaimed dividends				170,000	$ 280,000	$ 187,000	$ 276,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Income tax rate applicable		15.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Income tax rate applicable		17.50%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Income tax expense				$ 545,000